Share Incentive Plan - Schedule of Nonvested Restricted Stock Units Activity (Details) - Restricted Stock Units (RSUs) - 2020 ADs Plan	12 Months Ended
Dec. 31, 2020 $ / shares shares
Number of Shares
Granted | shares	20,986,488
Vested and released | shares	(4,495,716)
Cancelled or forfeited | shares	(1,477,476)
Non-vested balance | shares	15,013,296
Weighted-Average Grant-Date Fair Value
Granted | $ / shares	$ 0.11
Vested and released | $ / shares	0.11
Cancelled or forfeited | $ / shares	0.11
Non-vested | $ / shares	$ 0.11